SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 154
Volato 158 LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investments	$ 154